UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-8411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end:  June 30

Date of reporting period:  July 1 - September 30, 2010

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-43.6%
	Basic Materials-6.1%
104,460	Barrick Gold Corp.	$4,835,453
134,220	Buckeye Technologies, Inc.	1,974,376
68,600	Clearwater Paper Corp.*	5,219,088
15,000	E.I. du Pont de Nemours & Co.	669,300
122,640	FMC Corp.	8,389,802
28,860	H.B. Fuller Co.	573,448
45,250	IAMGOLD Corp.	801,378
75,000	Innophos Holdings, Inc.	2,482,500
15,000	Kinross Gold Corp.	281,850
47,500	Lubrizol Corp.	5,033,575
117,000	Newmont Mining Corp.	7,348,770
235,040	PolyOne Corp.*	2,841,634
49,000	PPG Industries, Inc.	3,567,200
5,000	Terra Nitrogen Co. LP	453,350

		44,471,724

	Consumer, Cyclical-5.5%
40,000	Best Buy Co., Inc.	1,633,200
8,809	Big Lots, Inc.*	292,900
100,000	BJ’s Wholesale Club, Inc.*	4,150,000
100,000	Bob Evans Farms, Inc.	2,807,000
11,500	Bristow Group, Inc.*	414,920
40,000	The Buckle, Inc.	1,061,600
98,000	Central Garden and Pet Co.*	1,012,340
51,500	DineEquity, Inc.*	2,316,470
214,070	Dollar Tree, Inc.*	10,438,053
14,000	Family Dollar Stores, Inc.	618,240
290,000	Ford Motor Co.*	3,549,600
105,000	The Gymboree Corp.*	4,361,700
37,730	Jakks Pacific, Inc.*	665,557
20,000	Macy’s, Inc.	461,800
7,420	NetFlix, Inc.*	1,203,227
99,000	R.R. Donnelley & Sons Co.	1,679,040
440,000	Sinclair Broadcast Group, Inc., Class A*	3,088,800
10,000	Wal-Mart Stores, Inc.	535,200

		40,289,647

	Consumer, Non-cyclical-5.2%
145,000	Archer - Daniels - Midland Co.	4,628,400
9,500	ConAgra Foods, Inc.	208,430
150,000	Cott Corp.*	1,177,500
70,900	Darling International, Inc.*	604,068
337,920	Del Monte Foods Co.	4,430,131
73,000	Fresh Del Monte Produce, Inc.*	1,584,100
135,300	Hi-Tech Pharmacal Co., Inc.*	2,738,472
67,140	LifePoint Hospitals, Inc.*	2,353,929
154,000	Merck & Co., Inc.	5,668,740
25,000	Mylan, Inc.*	470,250
290,000	Pfizer, Inc.	4,979,300
35,000	Ruddick Corp.	1,213,800
120,000	Sara Lee Corp.	1,611,600
125,000	Tupperware Brands Corp.	5,720,000

14,280	Valeant Pharmaceuticals International, Inc.	357,714
		37,746,434

Shares or Principal Amount		Value
	Energy-5.6%
70,500	Apache Corp.	6,892,080
69,280	Chevron Corp.	5,615,144
30,500	Cimarex Energy Co.	2,018,490
90,500	Devon Energy Corp.	5,858,970
10,000	Enbridge Energy Partners LP	559,200
45,300	Exxon Mobil Corp.	2,799,087
108,000	Newfield Exploration Co.*	6,203,520
90,000	Noble Corp.	3,041,100
59,760	Pioneer Southwest Energy Partners LP	1,641,607
100,000	Rowan Cos., Inc.*	3,036,000
18,000	Suburban Propane Partners LP	979,740
28,410	Venoco, Inc.*	557,688
35,000	Williams Partners LP	1,484,000

		40,686,626

	Financial-4.6%
142,600	Advance America Cash Advance Centers, Inc.	574,678
245,000	American Financial Group, Inc.	7,492,100
20,000	AMERISAFE, Inc.*	375,600
109,346	AmTrust Financial Services, Inc.	1,587,704
170,000	Annaly Capital Management, Inc.	2,992,000
24,000	Capital One Financial Corp.	949,200
209,000	EZCORP, Inc., Class A*	4,188,360
229,000	FBL Financial Group, Inc., Class A	5,949,420
32,500	Nelnet, Inc., Class A	743,600
10,000	Platinum Underwriters Holdings, Ltd.	435,200
311,060	Rent-A-Center, Inc.	6,961,523
17,003	Southside Bancshares, Inc.	321,186
37,000	Unum Group	819,550

		33,390,121

	Industrial-4.9%
125,000	Ampco-Pittsburgh Corp.	3,102,500
73,100	CSX Corp.	4,043,892
80,500	Cummins, Inc.	7,291,690
105,430	Eagle Bulk Shipping, Inc.*	550,345
1,700	Flowserve Corp.	186,014
157,000	Fuel Systems Solutions, Inc.*	6,140,270
60,000	Genco Shipping & Trading, Ltd.*	956,400
53,320	GrafTech International, Ltd.*	833,392
63,110	Greif, Inc., Class A	3,713,392
14,400	Joy Global, Inc.	1,012,608
316,800	Omnova Solutions, Inc.*	2,277,792
161,700	Owens-Illinois, Inc.*	4,537,302
11,683	Stanley Black & Decker, Inc.	715,934
25,000	Sturm Ruger & Co. Inc	341,000

		35,702,531

	Technology-6.9%
238,000	Amkor Technology, Inc.*	1,563,660
20,000	Avnet, Inc.*	540,200
5,500	Biogen Idec, Inc.*	308,660
21,400	Computer Sciences Corp.	984,400
169,910	Deluxe Corp.	3,250,379
32,000	Ebix, Inc.*	750,400
179,260	Hewlett-Packard Co.	7,541,468
56,000	Integrated Silicon Solution, Inc.*	482,160

83,750	International Business Machines Corp.	11,234,225
25,000	Lexmark International, Inc., Class A*	1,115,500
31,000	Lockheed Martin Corp.	2,209,680
61,840	Northrop Grumman Corp.	3,749,359

Shares or Principal Amount		Value
8,000	SYNNEX Corp.*	225,120
130,920	Triumph Group, Inc.	9,765,323
239,500	Western Digital Corp.*	6,799,405

		50,519,939

	Utilities-4.8%
115,000	American Electric Power Co., Inc.	4,166,450
195,000	AT&T, Inc.	5,577,000
109,200	BCE, Inc.	3,549,000
187,962	CenturyTel, Inc.	7,416,981
29,500	Chesapeake Utilities Corp.	1,068,490
127,000	Cleco Corp.	3,761,740
50,000	Constellation Energy Group, Inc.	1,612,000
51,840	DTE Energy Co.	2,381,011
42,580	Edison International	1,464,326
16,700	FirstEnergy Corp.	643,618
26,000	NorthWestern Corp.	741,000
69,800	Oneok, Inc.	3,143,792

		35,525,408

TOTAL COMMON STOCKS (Cost $263,222,776)		318,332,430

EXCHANGE TRADED FUNDS-0.9%
16,000	iShares Dow Jones US Financial Sector Index Fund	832,960
22,420	iShares MSCI All Peru Capped Index Fund	951,729
39,000	iShares MSCI Canada Index Fund	1,093,170
20,000	iShares MSCI Chile Investable Market Index Fund	1,480,400
72,000	iShares MSCI Japan Index Fund	712,080
14,000	iShares MSCI South Korea Index Fund	748,860
27,000	iShares Silver Trust*	575,370

		6,394,569

TOTAL EXCHANGE TRADED FUNDS (Cost $5,193,563)		6,394,569

EXCHANGE TRADED NOTES-0.1%
5,200	iPATH S&P 500 VIX Mid-Term Futures ETN*	450,736

TOTAL EXCHANGE TRADED NOTES (Cost $381,038)		450,736

PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
4,000	General Electric Capital Corp., 6.000%	104,040

	Utilities-0.0%(a)
5,000	AT&T, Inc., 6.375%	135,750

TOTAL PREFERRED STOCKS (Cost $230,050)

		239,790

CORPORATE BONDS-3.1%
	Basic Materials-0.2%
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,788,395

	Consumer, Cyclical-0.4%
785,000	McDonald’s Corp., 5.700%, 2/1/39	904,443
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,141,630

		3,046,073

Shares or Principal Amount		Value
	Consumer, Non-cyclical-0.1%
500,000	Anheuser-Busch Cos., Inc., 6.000%, 4/15/11	512,914

	Financial-1.4%
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,572,380
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,296,790
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,125,720

		9,994,890

	Industrial-0.4%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,338,925
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,500,657

		2,839,582

	Technology-0.6%
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,063,810

TOTAL CORPORATE BONDS

(Cost $20,094,319)		22,245,664

U.S. GOVERNMENT AGENCIES-5.8%
	Agency-0.1%
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	507,975

	GNMA - Mortgage Backed Securities-5.7%
2,478,350	4.000%, 7/15/25, Pool #745185	2,612,558
1,778,530	4.500%, 2/15/39, Pool #707299	1,881,416
3,357,628	4.000%, 3/20/39, Pool #4396	3,475,027
4,500,004	4.500%, 6/15/39, Pool #712437	4,745,952
2,800,651	4.500%, 7/15/39, Pool #717808	2,953,721
9,687,214	4.000%, 9/15/39, Pool #710832	10,032,011
979,147	4.000%, 12/20/39, Pool #4597	1,013,383
14,436,504	4.500%, 1/15/40, Pool #723606	15,225,531

		41,939,599

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $40,695,871)		42,447,574

U.S. TREASURY BONDS & NOTES-37.5%
	U.S. Treasury Bonds-7.4%
5,000,000	4.375%, 2/15/38	5,634,375
50,000,000	3.500%, 2/15/39	48,359,400

		53,993,775

	U.S. Treasury Inflation Indexed Notes-4.0%
9,445,713	2.500%, 7/15/16	10,701,699
11,967,360	1.625%, 1/15/18	12,991,132
5,040,750	1.375%, 1/15/20	5,360,127

		29,052,958

	U.S. Treasury Notes-26.1%
23,000,000	1.250%, 11/30/10	23,039,537
10,000,000	4.875%, 2/15/12	10,622,660
19,300,000	3.875%, 2/15/13	20,862,103
15,000,000	1.125%, 6/15/13	15,215,700
48,000,000	4.625%, 2/15/17	56,437,488
20,400,000	3.500%, 2/15/18	22,534,024
40,000,000	2.750%, 2/15/19	41,500,000

		190,211,512

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $252,345,106)		273,258,245

FOREIGN BONDS-3.2%

Shares or Principal Amount		Value
	Australia Government-1.4%
10,000,000	5.250%, 3/15/19	9,856,951

	Canada Government-0.7%
5,000,000	3.750%, 6/1/19	5,263,291

	Netherlands Government-0.6%
3,000,000	4.000%, 7/15/19	4,607,070

	Norway Government-0.5%
21,000,000	4.500%, 5/22/19	3,940,593

TOTAL FOREIGN BONDS

(Cost $21,254,730)		23,667,905

MUNICIPAL BONDS-3.5%
	California-0.1%
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,026,330

	Colorado-0.2%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,088,730

	Florida-0.1%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,070,990

	Georgia-0.5%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,271,290

	Illinois-0.2%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	554,550
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,048,160

		1,602,710

	Louisiana-0.2%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A, 5.125%, 2/1/29	1,108,020

	Massachusetts-0.2%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,163,970

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,047,840

	Ohio-1.4%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, 6.150%, 12/1/33	4,852,478
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,185,371

500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	555,995
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,019,430

Shares or Principal Amount		Value
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,107,820
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	598,615
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,131,800

		10,451,509

	Texas-0.5%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,065,800
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,061,060
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	531,275
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,071,740

		3,729,875

TOTAL MUNICIPAL BONDS (Cost $23,771,197)		25,561,264

TOTAL INVESTMENT SECURITIES-97.7% (Cost $627,188,650)		712,598,177
OTHER ASSETS IN EXCESS OF LIABILITIES-2.3%		16,781,373

NET ASSETS-100.0%		$729,379,550

*  Non-income producing security.

(a) Less than 0.05% of Net Assets

ETN - Exchange Traded Note

GNMA - Government National Mortgage Association

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

Foreign Bonds Securities Allocation
% of net assets
Asia - Pacific	1.4%
Europe	0.5%
Europe - Euro	0.6%
North America	0.7%

3.2%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-83.3%
	Basic Materials-11.9%
13,885	Arch Chemicals, Inc.	$487,225
67,395	Boise, Inc.*	437,394
54,070	Buckeye Technologies, Inc.	795,370
4,572	China Agritech, Inc.*	52,852
2,260	Clearwater Paper Corp.*	171,941
46,660	H.B. Fuller Co.	927,134
6,625	Hawkins, Inc.	234,657
55,825	Innophos Holdings, Inc.	1,847,808
4,370	KMG Chemicals, Inc.	61,573
3,159	Neenah Paper, Inc.	48,017
331,715	Northgate Minerals Corp.*	1,005,096
3,295	Oil-Dri Corp. of America	70,875
106,560	PolyOne Corp.*	1,288,310
5,200	Quaker Chemical Corp.	169,312
8,260	Rock-Tenn Co., Class A	411,431
6,880	Stepan Co.	406,677
1,655	Universal Stainless & Alloy*	40,647

		8,456,319

	Consumer, Cyclical-10.0%
1,860	America’s Car-Mart, Inc.*	46,835
20,025	Big Lots, Inc.*	665,831
45,948	The Buckle, Inc.	1,219,460
1,294	Destination Maternity Corp.*	42,599
4,725	Dorman Products, Inc.*	145,625
28,610	The Gymboree Corp.*	1,188,459
19,302	Lee Enterprises, Inc.*	51,729
3,786	Motorcar Parts of America, Inc.*	32,862
2,710	PC Connection, Inc.*	18,509
30,320	Polaris Industries, Inc.	1,973,832
8,025	R.G. Barry Corp.	82,577
26,775	RadioShack Corp.	571,111
2,285	Rocky Brands, Inc.*	17,412
141,660	Sinclair Broadcast Group, Inc., Class A*	994,453
1,430	United States Lime & Minerals, Inc.*	55,284

		7,106,578

	Consumer, Non-cyclical-10.9%
30,885	Allied Healthcare International, Inc.*	77,213
2,360	ATC Technology Corp.*	58,386
10,420	Continucare Corp.*	43,764
195,345	Del Monte Foods Co.	2,560,973
4,019	Five Star Quality Care, Inc.*	20,296
32,686	Fresh Del Monte Produce, Inc.*	709,286
3,786	John B. Sanfilippo & Son, Inc.*	49,975
24,080	LifePoint Hospitals, Inc.*	844,245
1,190	Lifetime Brands, Inc.*	17,969
9,440	Metropolitan Health Networks, Inc.*	35,872
3,773	NovaMed, Inc.*	36,560
4,830	Nutraceutical International Corp.*	75,783
10,850	Shamir Optical Industry, Ltd.	116,529
55,205	Tupperware Brands Corp.	2,526,181
19,705	Valeant Pharmaceuticals International, Inc.	493,610

Shares or Principal Amount		Value
2,385	Young Innovations, Inc.	68,235

		7,734,877

	Energy-13.7%
10,330	Callon Petroleum Co.*	51,134
14,035	Duncan Energy Partners LP	437,892
2,156	Global Partners LP	53,835
36,540	Gulfport Energy Corp.*	505,714
17,490	Newpark Resources, Inc.*	146,916
63,755	Pioneer Southwest Energy Partners LP	1,751,350
8,665	RAM Energy Resources, Inc.*	13,517
1,050	REX American Resources Corp.*	15,215
2,050	RGC Resources, Inc.	63,591
81,430	Star Gas Partners LP	385,164
20,550	Sunoco Logistics Partners LP	1,616,257
114,640	Venoco, Inc.*	2,250,383
16,930	W&T Offshore, Inc.	179,458
51,120	Warren Resources, Inc.*	202,946
47,485	Williams Partners LP	2,013,364

		9,686,736

	Financial-11.0%
74,455	Aircastle, Ltd.	631,378
76,310	American Financial Group, Inc.	2,333,560
1,575	American Physicians Service Group, Inc.	50,951
22,020	CNA Surety Corp.*	394,598
29,215	Colonial Properties Trust	472,991
5,600	ePlus, Inc.*	120,120
2,835	EZCORP, Inc., Class A*	56,813
2,513	Financial Institutions, Inc.	44,380
47,395	FPIC Insurance Group, Inc.*	1,663,091
2,790	Mercer Insurance Group, Inc.	49,662
2,060	Nicholas Financial, Inc.*	19,096
1,766	NYMAGIC, Inc.	45,333
6,141	PMA Capital Corp., Class A*	46,303
80,560	Rent-A-Center, Inc.	1,802,933
1,355	World Acceptance Corp.*	59,837

		7,791,046

	Industrial-7.9%
3,130	A.T. Cross Co., Class A*	19,093
8,850	Alamo Group, Inc.	197,621
3,140	Chase Corp.	45,687
6,496	Coleman Cable, Inc.*	38,911
3,625	Culp, Inc.*	35,525
107,875	DryShips, Inc.*	518,879
65,940	Eagle Bulk Shipping, Inc.*	344,207
96,725	EnergySolutions, Inc.	486,527
18,025	FirstService Corp.*	434,763
57,510	Fushi Copperweld, Inc.*	499,762
29,135	Genco Shipping & Trading, Ltd.*	464,412
1,945	Industrial Services of America, Inc.*	29,914
3,295	International Shipholding Corp.	93,051
8,235	LJ International, Inc.*	31,869
1,580	Miller Industries, Inc.	21,377
4,465	National Technical Systems, Inc.	34,380
24,360	Omnova Solutions, Inc.*	175,148
14,920	Power-One, Inc.*	135,623
4,390	Smith & Wesson Holding Corp.*	15,628
2,012	SORL Auto Parts, Inc.*	17,424
1,915	Standex International Corp.	46,324

12,080	Trimas Corp.*	179,388

Shares or Principal Amount		Value
3,639	UFP Technologies, Inc.*	42,831
46,925	VSE Corp.	1,655,045

		5,563,389

	Technology-11.9%
11,290	Advanced Battery Technologies, Inc.*	40,531
115,020	Amkor Technology, Inc.*	755,681
7,650	AXT, Inc.*	50,643
17,600	Benchmark Electronics, Inc.*	288,640
158,103	CGI Group, Inc., Class A*	2,376,288
6,495	China Techfaith Wireless Communication Technology Ltd., ADR*	22,797
853	CPI Corp.	22,076
36,565	CSG Systems International, Inc.*	666,580
37,870	Deluxe Corp.	724,453
3,490	Dynamics Research Corp.*	35,877
7,140	Emerson Radio Corp.	16,065
4,640	Formula Systems 1985, Ltd., Sponsored ADR	67,187
12,125	GSI Technology, Inc.*	69,476
2,777	Herley Industries, Inc.*	45,821
2,306	Integrated Silicon Solution, Inc.*	19,855
2,724	Keithley Instruments, Inc.	58,593
10,410	Measurement Specialties, Inc.*	192,377
4,200	Richardson Electronics, Ltd.	44,100
94,650	SMART Modular Technologies WWH, Inc.*	570,740
21,265	Triumph Group, Inc.	1,586,156
6,770	Unisys Corp.*	188,883
2,735	USA Mobility, Inc.	43,842
12,726	WESCO International, Inc.*	500,005
23,365	Westell Technologies, Inc., Class A*	53,740

		8,440,406

	Utilities-6.0%
1,685	Chesapeake Utilities Corp.	61,031
22,545	Cleco Corp.	667,783
28,390	Consolidated Communications Holdings, Inc.	530,041
36,105	El Paso Electric Co.*	858,577
6,460	Gas Natural, Inc.	71,835
10,530	IDACORP, Inc.	378,238
13,855	NorthWestern Corp.	394,868
34,094	WGL Holdings, Inc.	1,288,071

		4,250,444

TOTAL COMMON STOCKS (Cost $46,237,712)		59,029,795

TOTAL INVESTMENT SECURITIES-83.3% (Cost $46,237,712)		59,029,795
OTHER ASSETS IN EXCESS OF LIABILITIES-16.7%		11,801,501

NET ASSETS-100.0%		$70,831,296

*  Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

See Notes to Quarterly Schedule of Investments.

JAMES MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-80.6%
	Basic Materials-5.1%
18,620	Buckeye Technologies, Inc.(a)	$273,900
3,645	Clearwater Paper Corp.*(a)	277,312
4,330	E.I. du Pont de Nemours & Co.	193,205
10,065	H.B. Fuller Co.(a)	199,991
1,900	Lubrizol Corp.	201,343

		1,145,751

	Consumer, Cyclical-12.0%
14,050	Bob Evans Farms, Inc.(a)	394,383
7,485	Bristow Group, Inc.*(a)	270,059
8,005	The Buckle, Inc.(a)	212,453
25,800	Central Garden and Pet Co.*(a)	266,514
14,317	Dollar Tree, Inc.*(a)	698,097
14,505	Ford Motor Co.*	177,541
8,850	The Gymboree Corp.*(a)	367,629
42,110	Sinclair Broadcast Group, Inc., Class A*(a)	295,612

		2,682,288

	Consumer, Non-cyclical-11.8%
6,840	Almost Family, Inc.*(a)	202,669
34,615	Cott Corp.*(a)	271,728
6,365	Hi-Tech Pharmacal Co., Inc.*(a)	128,828
16,535	Merck & Co., Inc.(a)	608,653
19,897	Pfizer, Inc.(a)	341,632
4,690	Ruddick Corp.	162,649
21,010	Sara Lee Corp.(a)	282,164
14,365	Tupperware Brands Corp.(a)	657,342

		2,655,665

	Energy-8.2%
4,440	Apache Corp.(a)	434,054
1,965	Chevron Corp.(a)	159,263
5,605	Devon Energy Corp.(a)	362,868
3,250	Newfield Exploration Co.*(a)	186,680
4,545	Noble Corp.	153,576
6,975	Pioneer Southwest Energy Partners LP(a)	191,603
2,350	Sunoco Logistics Partners LP(a)	184,828
3,855	Williams Partners LP(a)	163,452

		1,836,324

	Financial-9.5%
32,530	Advance America Cash Advance Centers, Inc.(a)	131,096
31,885	AmTrust Financial Services, Inc.(a)	462,970
20,200	Annaly Capital Management, Inc.(a)	355,520
7,895	EZCORP, Inc., Class A*(a)	158,216
4,115	Platinum Underwriters Holdings, Ltd.	179,085
21,125	Rent-A-Center, Inc.(a)	472,777
20,135	Southside Bancshares, Inc.(a)	380,350

		2,140,014

	Industrial-11.1%
10,340	CSX Corp.(a)	572,009
2,320	Cummins, Inc.	210,146

50,125	Eagle Bulk Shipping, Inc.*(a)	261,652
2,230	Flowserve Corp.(a)	244,006
8,980	Fuel Systems Solutions, Inc.*(a)	351,208
9,790	Greif, Inc., Class A(a)	576,044
9,020	Jarden Corp.(a)	280,793

		2,495,858

	Technology-14.6%
17,270	Deluxe Corp.(a)	330,375
9,000	Hewlett-Packard Co.(a)	378,630
4,405	International Business Machines Corp.(a)	590,887
8,540	Northrop Grumman Corp.(a)	517,780
27,695	Qwest Communications International, Inc.(a)	173,648
31,025	Symantec Corp.*(a)	470,649
7,710	TNS, Inc.*(a)	130,684
9,320	Triumph Group, Inc.(a)	695,179

		3,287,832

	Utilities-8.3%
8,445	American Electric Power Co., Inc.(a)	305,963
12,675	AT&T, Inc.(a)	362,505
9,725	DTE Energy Co.(a)	446,669
12,000	NorthWestern Corp.(a)	342,000
9,175	Oneok, Inc.(a)	413,242

		1,870,379

TOTAL COMMON STOCKS
(Cost $15,023,827)		18,114,111

EXCHANGE TRADED FUNDS-5.1%
24,315	iShares Silver Trust*(a)	518,153
4,865	SPDR Gold Shares*(a)	622,282

		1,140,435

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,002,752)		1,140,435

TOTAL INVESTMENT SECURITIES-85.7%
(Cost $16,026,579)		19,254,546
SEGREGATED CASH WITH BROKERS-71.4%		16,048,132
SECURITIES SOLD SHORT-(83.9)%
(Proceeds $(18,399,454))		(18,861,590)
OTHER ASSETS IN EXCESS OF LIABILITIES-26.8%		6,026,981

NET ASSETS-100.0%		$22,468,069

Shares or Principal Amount		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(83.9)%
	Basic Materials-(9.9)%
(20,755)	Cemex SAB de CV, Sponsored ADR	$(176,418)
(9,945)	Coeur d’Alene Mines Corp.	(198,104)
(12,455)	Commercial Metals Co.	(180,473)
(9,430)	Ivanhoe Mines, Ltd.	(220,756)
(27,910)	Jaguar Mining, Inc.	(181,415)
(19,135)	Minefinders Corp.	(187,714)
(11,780)	Penn Virginia Corp.	(188,951)
(5,990)	Seabridge Gold, Inc.	(171,793)
(9,559)	Silver Standard Resources, Inc.	(190,989)
(9,165)	Temple-Inland, Inc.	(171,019)
(3,825)	United States Steel Corp.	(167,688)
(16,920)	Yamana Gold, Inc.	(192,888)

		(2,228,208)

	Consumer, Cyclical-(10.3)%
(11,020)	7 Days Group Holdings, Ltd., ADR	(198,250)
(10,745)	Barnes & Noble, Inc.	(174,177)
(7,745)	Central European Media Enterprises, Ltd., Class A	(193,238)
(2,588)	Churchill Downs, Inc.	(92,443)
(7,410)	GSI Commerce, Inc.	(183,027)
(14,755)	KB Home	(167,174)
(24,315)	Lions Gate Entertainment Corp.	(178,715)
(6,265)	MDC Holdings, Inc.	(181,873)
(17,865)	MGM Resorts International	(201,517)
(18,020)	Orient-Express Hotels, Ltd., Class A	(200,923)
(10,015)	Ryland Group, Inc.	(179,469)
(20,165)	TiVo, Inc.	(182,695)
(4,605)	WMS Industries, Inc.	(175,312)

		(2,308,813)

	Consumer, Non-cyclical-(9.3)%
(11,920)	AGA Medical Holdings, Inc.	(166,403)
(6,918)	AMAG Pharmaceuticals, Inc.	(119,059)
(7,915)	Ardea Biosciences, Inc.	(182,045)
(6,400)	Auxilium Pharmaceuticals, Inc.	(158,592)
(13,420)	DexCom, Inc.	(177,412)
(19,010)	Dole Food Co. Inc	(173,942)
(10,340)	Emeritus Corp.	(176,400)
(11,590)	Luminex Corp.	(185,440)
(17,925)	MDS, Inc.	(181,043)
(6,805)	Onyx Pharmaceuticals, Inc.	(179,516)
(15,290)	Resources Connection, Inc.	(210,390)
(24,760)	RSC Holdings, Inc.	(184,710)

		(2,094,952)

	Energy-(6.5)%
(6,120)	Atlas Energy, Inc.	(175,277)
(8,765)	Cie Generale de Geophysique-Veritas, Sponsored ADR	(191,428)
(11,360)	Clean Energy Fuels Corp.	(161,425)
(1,945)	EOG Resources, Inc.	(180,827)
(34,955)	Global Industries, Ltd.	(191,204)
(4,635)	Inergy LP	(183,778)
(4,880)	Range Resources Corp.	(186,074)
(14,270)	Rex Energy Corp.	(182,656)

		(1,452,669)

	Financial-(15.2)%
(12,745)	BancorpSouth, Inc.	(180,724)
(7,460)	BB&T Corp.	(179,637)
(12,685)	The Charles Schwab Corp.	(176,322)
(10,969)	Forestar Group, Inc.	(187,021)
(2,285)	Greenhill & Co. Inc	(181,246)
(5,980)	Hancock Holding Co.	(179,819)
(13,920)	Higher One Holdings, Inc.	(229,541)
(3,447)	Iberiabank Corp.	(172,281)
(10,555)	Interactive Brokers Group, Inc., Class A	(181,652)
(20,685)	Investors Real Estate Trust	(173,340)
(5,270)	Kilroy Realty Corp.	(174,648)
(13,830)	Manulife Financial Corp.	(174,673)
(6,205)	Pico Holdings, Inc.	(185,281)
(23,410)	Radian Group, Inc.	(183,066)
(6,745)	The St. Joe Co.	(167,748)
(12,340)	State Auto Financial Corp.	(187,691)
(18,110)	TFS Financial Corp.	(166,431)
(21,710)	Whitney Holding Corp.	(177,371)
(18,848)	Wilmington Trust Corp.	(169,255)

		(3,427,747)

	Industrial-(7.2)%
(22,955)	A123 Systems, Inc.	(205,906)

(6,480)	Con-way, Inc.	(200,815)
(7,350)	Granite Construction, Inc.	(167,139)
(11,525)	Intermec, Inc.	(141,297)
(6,345)	Nordic American Tanker Shipping, Ltd.	(169,792)
(5,100)	Overseas Shipholding Group, Inc.	(175,032)
(4,669)	RailAmerica, Inc.	(44,962)
(5,325)	Texas Industries, Inc.	(167,844)
(12,845)	USG Corp.	(169,426)
(4,560)	Vulcan Materials Co.	(168,355)

		(1,610,568)

	Technology-(21.5)%
(8,998)	Alnylam Pharmaceuticals, Inc.	(110,495)
(13,470)	Aspen Technology, Inc.	(139,684)
(4,810)	Athenahealth, Inc.	(158,826)
(6,195)	BioMarin Pharmaceutical, Inc.	(138,458)
(19,000)	Celera Corp.	(128,060)
(19,060)	Clearwire Corp., Class A	(154,195)
(7,175)	Compellent Technologies, Inc.	(130,441)
(25,465)	Comverse Technology, Inc.	(171,379)
(7,210)	Constant Contact, Inc.	(154,510)
(3,170)	Crown Castle International Corp.	(139,955)
(3,264)	Dendreon Corp.	(134,412)
(8,090)	Electronic Arts, Inc.	(132,919)
(12,345)	Enzon Pharmaceuticals, Inc.	(138,881)
(1,375)	Equinix, Inc.	(140,731)
(1,890)	Genzyme Corp.	(133,793)
(1,890)	HeartWare International, Inc.	(129,956)
(4,425)	Human Genome Sciences, Inc.	(131,821)
(11,430)	InterMune, Inc.	(155,677)
(16,248)	Isis Pharmaceuticals, Inc.	(136,483)
(12,345)	Leap Wireless International, Inc.	(152,461)
(22,930)	MannKind Corp.	(155,007)
(12,123)	MEMC Electronic Materials, Inc.	(144,506)
(5,685)	Pegasystems, Inc.	(176,519)
(16,420)	Protalix BioTherapeutics, Inc.	(142,690)
(7,020)	SAVVIS, Inc.	(147,982)
(3,611)	SBA Communications Corp., Class A	(145,523)
(10,735)	Seattle Genetics, Inc.	(166,715)
(5,910)	SuccessFactors, Inc.	(148,400)
(14,920)	Terremark Worldwide, Inc.	(154,273)
(9,755)	Theravance, Inc.	(196,076)
(3,820)	Ultimate Software Group, Inc.	(147,605)
(3,694)	Vertex Pharmaceuticals, Inc.	(127,702)
(11,790)	VimpelCom, Ltd., Sponsored ADR	(175,082)

		(4,841,217)

	Utilities-(4.0)%
(13,380)	Calpine Corp.	(166,581)
(11,690)	Covanta Holding Corp.	(184,117)
(5,095)	EQT Corp.	(183,726)
(6,125)	Ormat Technologies, Inc.	(178,666)
(9,040)	Otter Tail Corp.	(184,326)

		(897,416)

TOTAL COMMON STOCKS SOLD SHORT		(18,861,590)

TOTAL SECURITIES SOLD SHORT-(83.9)%
(Proceeds $(18,399,454))		$(18,861,590)

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $17,280,656.
*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

SAB de CV - Sociedad Anonima de Capital Variable

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-97.4%

	Basic Materials-13.6%
6,000	Ashland, Inc.	$292,620
4,000	Domtar Corp.	258,320
2,500	FMC Corp.	171,025
12,500	IAMGOLD Corp.	221,375
3,000	Lubrizol Corp.	317,910
14,000	Silver Wheaton Corp.*	373,100

		1,634,350

	Consumer, Cyclical-8.4%
6,925	Bristow Group, Inc.*	249,854
4,000	Darden Restaurants, Inc.	171,120
7,000	Dollar Tree, Inc.*	341,320
15,000	R.R. Donnelley & Sons Co.	254,400

		1,016,694

	Consumer, Non-cyclical-15.1%
6,000	Community Health Systems, Inc.*	185,820
10,000	ConAgra Foods, Inc.	219,400
15,125	Del Monte Foods Co.	198,289
10,000	LifePoint Hospitals, Inc.*	350,600
8,000	Ruddick Corp.	277,440
20,000	Sara Lee Corp.	268,600
7,000	Tupperware Brands Corp.	320,320

		1,820,469

	Energy-14.2%
4,000	Cimarex Energy Co.	264,720
4,500	Enbridge Energy Partners LP	251,640
4,000	Ensco PLC, Sponsored ADR	178,920
6,000	Newfield Exploration Co.*	344,640
9,000	Noble Corp.	304,110
12,000	Rowan Cos., Inc.*	364,320

		1,708,350

	Financial-11.7%
8,500	American Financial Group, Inc.	259,930
10,000	CNA Financial Corp.*	279,900
11,000	Nelnet, Inc., Class A	251,680
7,500	Platinum Underwriters Holdings, Ltd.	326,400
13,000	Rent-A-Center, Inc.	290,940

		1,408,850

	Industrial-11.7%
2,425	Flowserve Corp.	265,344
5,000	Greif, Inc., Class A	294,200
7,500	Jarden Corp.	233,475
4,000	Joy Global, Inc.	281,280
8,000	TRW Automotive Holdings Corp.*	332,480

		1,406,779

	Technology-11.4%
33,425	Amkor Technology, Inc.*	219,602
4,475	Computer Sciences Corp.	205,850

13,500	Deluxe Corp.	258,255

Shares or Principal Amount		Value
6,000	Lexmark International, Inc., Class A*	267,720
8,000	VeriFone Systems, Inc.*	248,560
6,225	Western Digital Corp.*	176,728

		1,376,715

	Utilities-11.3%
6,350	CenturyTel, Inc.	250,571
15,050	CMS Energy Corp.	271,201
4,825	DTE Energy Co.	221,612
3,500	Energen Corp.	160,020
8,000	NorthWestern Corp.	228,000
7,000	Southwest Gas Corp.	235,130

		1,366,534

TOTAL COMMON STOCKS (Cost $10,263,799)		11,738,741

SHORT TERM INVESTMENTS-0.2%
22,166	First American Treasury Money Market Fund Class Y, 7-Day Yield 0.000%(a)	22,166

TOTAL SHORT TERM INVESTMENTS (Cost $22,166)		22,166

TOTAL INVESTMENT SECURITIES-97.6% (Cost $10,285,965)		11,760,907
OTHER ASSETS IN EXCESS OF LIABILITIES-2.4%		295,352

NET ASSETS-100.0%		$12,056,259

*  Non-income producing security.

(a) Less than 0.0005%

ADR - American Depositary Receipt

LP - Limited Partnership

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-95.1%
	Basic Materials-9.2%
5,790	China Agritech, Inc.*	$66,932
1,990	Hawkins, Inc.	70,486
5,465	KMG Chemicals, Inc.	77,002
3,970	Neenah Paper, Inc.	60,344
4,010	Oil-Dri Corp. of America	86,255
2,055	Universal Stainless & Alloy*	50,471

		411,490

	Consumer, Cyclical-14.4%
2,250	America’s Car-Mart, Inc.*	56,655
2,044	Destination Maternity Corp.*	67,289
5,790	Dorman Products, Inc.*	178,448
24,355	Lee Enterprises, Inc.*	65,271
5,805	Motorcar Parts of America, Inc.*	50,387
4,265	PC Connection, Inc.*	29,130
9,805	R.G. Barry Corp.	100,894
3,478	Rocky Brands, Inc.*	26,502
1,745	United States Lime & Minerals, Inc.*	67,462

		642,038

	Consumer, Non-cyclical-16.8%
37,580	Allied Healthcare International, Inc.*	93,950
2,920	ATC Technology Corp.*	72,241
13,115	Continucare Corp.*	55,083
6,135	Five Star Quality Care, Inc.*	30,982
4,810	John B. Sanfilippo & Son, Inc.*	63,492
1,793	Lifetime Brands, Inc.*	27,074
11,875	Metropolitan Health Networks, Inc.*	45,125
4,605	NovaMed, Inc.*	44,623
5,915	Nutraceutical International Corp.*	92,806
13,165	Shamir Optical Industry, Ltd.	141,392
2,825	Young Innovations, Inc.	80,823

		747,591

	Energy-3.6%
14,885	Callon Petroleum Co.*	73,681
2,625	Global Partners LP	65,546
10,840	RAM Energy Resources, Inc.*	16,910
275	REX American Resources Corp.*	3,985

		160,122

	Financial-16.0%
1,990	American Physicians Service Group, Inc.	64,377
6,790	ePlus, Inc.*	145,645
3,080	Financial Institutions, Inc.	54,393
4,825	FPIC Insurance Group, Inc.*	169,309
3,445	Mercer Insurance Group, Inc.	61,321

Shares or Principal Amount		Value
3,142	Nicholas Financial, Inc.*	29,126
2,220	NYMAGIC, Inc.	56,987
7,720	PMA Capital Corp., Class A*	58,209
1,680	World Acceptance Corp.*	74,189

		713,556

	Industrial-14.6%
4,910	A.T. Cross Co., Class A*	29,951
1,245	Alamo Group, Inc.	27,801
3,970	Chase Corp.	57,764
10,355	Coleman Cable, Inc.*	62,026
4,545	Culp, Inc.*	44,541
2,390	Industrial Services of America, Inc.*	36,758
3,970	International Shipholding Corp.	112,113
10,410	LJ International, Inc.*	40,287
1,990	Miller Industries, Inc.	26,925
5,650	National Technical Systems, Inc.	43,505
5,320	Smith & Wesson Holding Corp.*	18,939
3,066	SORL Auto Parts, Inc.*	26,552
2,270	Standex International Corp.	54,911
5,794	UFP Technologies, Inc.*	68,195

		650,268

	Technology-16.8%
14,205	Advanced Battery Technologies, Inc.*	50,996
9,610	AXT, Inc.*	63,618
8,215	China Techfaith Wireless Communication Technology, Ltd., ADR*	28,835
1,277	CPI Corp.	33,049
4,390	Dynamics Research Corp.*	45,129
11,375	Emerson Radio Corp.	25,594
5,675	Formula Systems 1985, Ltd., Sponsored ADR	82,174
14,765	GSI Technology, Inc.*	84,603
3,465	Herley Industries, Inc.*	57,173
3,553	Integrated Silicon Solution, Inc.*	30,591
3,320	Keithley Instruments, Inc.	71,413
5,280	Richardson Electronics, Ltd.	55,440
3,310	USA Mobility, Inc.	53,059
29,500	Westell Technologies, Inc., Class A*	67,850

		749,524

	Utilities-3.7%
2,095	Chesapeake Utilities Corp.	75,881
8,135	Gas Natural, Inc.	90,461

		166,342

TOTAL COMMON STOCKS (Cost $4,030,287)		4,240,931

TOTAL INVESTMENT SECURITIES-95.1% (Cost $4,030,287)		4,240,931
OTHER ASSETS IN EXCESS OF LIABILITIES-4.9%		220,569

NET ASSETS-100.0%		$4,461,500

*  Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

See Notes to Quarterly Schedule of Investments.

JAMES ADVANTAGE FUNDS

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2010

General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Micro Cap Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”) . The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. Institutional Class shares are not subject to 12b-1 fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Micro Cap Fund seeks to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day that the Fair Valuation Policy would dictate. Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued by an independent, recognized pricing service. The Adviser shall monitor the prices provided to assure the continuing accuracy of the prices provided. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will approximate fair value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$318,332,430	$–	$–	$318,332,430
Exchange Traded Funds	6,394,569	–	–	6,394,569
Exchange Traded Notes	450,736	–	–	450,736
Preferred Stocks	239,790	–	–	239,790
Corporate Bonds	–	22,245,664	–	22,245,664
U.S. Government Agencies	–	42,447,574	–	42,447,574
U.S. Treasury Bonds & Notes	273,258,245	–	–	273,258,245
Foreign Government Bonds	–	23,667,905	–	23,667,905
Municipal Bonds	–	25,561,264	–	25,561,264
Total	$598,675,770	$113,922,407	$–	$712,598,177

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$59,029,795	$–	$–	$59,029,795
Total	$59,029,795	$–	$–	$59,029,795

James Market Neutral Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,114,111	$–	$–	$18,114,111
Exchange Traded Funds	1,140,435	–	–	1,140,435
Total	$19,254,546	$–	$–	$19,254,546

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$(18,861,590)	$–	$–	$(18,861,590)
TOTAL	$(18,861,590)	$–	$–	$(18,861,590)

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,738,741	$–	$–	$11,738,741
Short Term Investments	22,166	–	–	22,166
Total	$11,760,907	$–	$–	$11,760,907

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,240,931	$–	$–	$4,240,931
Total	$4,240,931	$–	$–	$4,240,931

* For detailed descriptions of sector and industry, see the accompanying Schedules of Investments.

For the three-month period ended September 30, 2010 there were no significant transfers between Level 1 and Level 2 securities. For the three-month period ended September 30, 2010, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Securities Transactions

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and for interim periods within those fiscal years. Regarding the disclosures effective for fiscal periods beginning after December 15, 2009, management determined the ASU did not have a material effect on the Funds’ financial disclosures contained in this Report. Regarding the disclosures not yet effective, management is currently evaluating the impact the adoption of the ASU will have on the Funds’ financial statement disclosures.

Tax Information

The following information is computed on a tax basis for each item as of September 30, 2010:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
James Balanced: Golden Rainbow Fund	$627,237,053	$92,327,355	$(6,966,231)	$85,361,124
James Small Cap Fund	45,893,606	13,858,915	(722,726)	13,136,189
James Market Neutral Fund	16,258,644	3,474,385	(478,483)	2,995,902
James Mid Cap Fund	10,307,897	1,726,084	(273,074)	1,453,010
James Micro Cap Fund	4,030,109	269,851	(59,029)	210,822

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2010, the date of these Schedules of Investments, through the date this report was filed and available. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 24, 2010

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	November 24, 2010